Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity
On November 24, 2014, the Company’s shareholders approved a share repurchase program for the repurchase of up to 8.0 million shares through May 20, 2016. Based on this authorization, the Board of Directors authorized the commencement of the program on December 1, 2014 and repurchases of up to $30.0 million under the program.
Shares under our share repurchase program are repurchased at market price on the trade date. Repurchased shares of our common stock are held as treasury shares until they are reissued or retired. Amounts paid to reacquire these shares are shown separately as a deduction from equity on the balance sheet.
During the year ended December 31, 2015, we repurchased 5.6 million shares under our share repurchase program at an aggregate cost of $21.8 million. During the year ended December 31, 2014, we repurchased 1.7 million shares under our share repurchase program at an aggregate cost of $8.2 million.
As of December 31, 2015, the Company’s share capital consists of 5.0 billion common shares authorized, $0.01 par value per share, 232.8 million common shares issued and 211.2 million common shares outstanding of which approximately 71.0% is held by Quantum Pacific (Gibraltar) Limited.